Summary of Significant Accounting Policies (Details 7) (Predecessor, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Goodwill
Impairment of goodwill	$ 0	$ 0